Warrant Derivative - Narrative (Details)			3 Months Ended	7 Months Ended	12 Months Ended
	Aug. 16, 2019 CAD ($) shares	Aug. 16, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CAD ($)	May 22, 2018 shares
Disclosure of fair value measurement of liabilities [line items]
Number of common shares issuable per warrant (shares) | shares										1
Share issue related cost					$ 854,256		$ 2,366,809		$ 1,391,057
Gross proceeds from warrant exercises			$ 2,642,082
Warrants
Disclosure of fair value measurement of liabilities [line items]
Issued (shares) | shares	4,619,773	4,619,773
Purchase price (cad per share) | $ / shares		$ 0.81
Gross proceeds from common shares		$ 3,742,016
Number of common shares issuable per warrant (shares) | shares		1
Share issue related cost	$ 699,427
Included in operating expenses | Warrants
Disclosure of fair value measurement of liabilities [line items]
Share issue related cost	233,143
Warrants | Warrants
Disclosure of fair value measurement of liabilities [line items]
Purchase price (cad per share) | $ / shares		$ 0.27
Common shares per unit (shares) | shares		1
Exercise price (usd per share) | $ / shares		$ 0.90
Share issue related cost	$ 466,284
Shares
Disclosure of fair value measurement of liabilities [line items]
Issued (shares) | shares					2,477,665	2,477,665	678,182	678,182
Gross proceeds from common shares						$ 4,055,725		$ 2,055,207
Share issue related cost				$ 2,333,474	$ 854,256
Shares | Warrants
Disclosure of fair value measurement of liabilities [line items]
Issued (shares) | shares				157	2,935,647	2,935,647
Purchase price (cad per share) | $ / shares		$ 0.54
Common shares per unit (shares) | shares		1